RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions and key management compensation [Abstract]
Disclosure of information about key management personnel [Table Text Block]
	December 31, 2024	December 31, 2023
Compensation and benefits	1,447	2,161
Associate companies	47	2
Share-based compensation	853	610
	$2,347	$2,773